Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation

Note 21	Share-Based Compensation
Share-based compensation is granted by the Group to employees, executive officers, board members and consultants.
Share-based compensation granted to employees and executive officers since 2014 corresponds to redeemable share warrants ("Bons de Souscriptions et/ou d'Acquisition d'Actions" or "BSAAR"), stock options ("SO") and free shares ("actions gratuites" or "AGA")
Share-based compensation granted to board members and consultants in 2014, 2015, 2017 and 2019 corresponds to share warrants ("Bons de Souscriptions d'Actions" or "BSA"). For the measurement of this share-based compensation, the Group has determined that under IFRS its consultants were not equivalent to employees.
Under these programs, holders of vested instruments are entitled to subscribe to shares of the Company at a pre-determined exercise price. All of the plans are equity settled. The terms and conditions of these plans are detailed in the 2021 Annual Report on Form 20-F.
During the first half of 2022:
•No instrument (share warrant, stock option) was exercised;
•Only SOs and AGAs were granted as compensation;
•The expense recognized pursuant to IFRS 2 was €148 (compared to €217 in the first half of 2021);
•The Group did not implement any new plan.
The table below shows the share-based compensation under each plan. The estimated number of equity instruments to be vested is based on a nil turnover rate and takes into account the actual number of lapsed instruments at each closing.

Share-based compensation - expense	Half-year ended
	2021/06/30	2022/06/30
AGA S 2016-1	—	—
AGA S 2016-2	—	—
AGA D 2016-1	—	—
AGA D 2016-2	—	—
SO 2016-1	—	—
SO 2016-2	—	—
SO US 2016-1	—	—
SO US 2016-2	—	—
AGA S 2017-1	—	—
AGA S 2017-2	—	—
AGA D 2017-1	—	—
AGA D 2017-2	—	—
SO 2017-1	—	—
SO 2017-2	—	—
SO US 2017-1	—	—
SO US 2017-2	—	—
BSA-2017-A	—	—
BSA-2017-B	—	—
AGA S 2018	—	—
AGA D 2018	—	—
SO 2018	93	—
SO US 2018	12	—
AGA S 2019	21	6
AGA D 2019	13	3
SO 2019	19	51
SO 2019 - US	6	(10)
BSA 2019	—	—
SO US 2019	—	—
SO D 2020	7	7
SO C 2020	22	20
SO US 2020	9	9
AGA S 2021	15	18
AGA D 2021	—	4
SO D 2021	—	7
SO C2021	—	31
SO US 2021	—	5
TOTAL	217	148